SUBSEQUENT EVENT (Narrative) (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 11, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Number of shares repurchased		117,998
Value of shares repurchased		$ 130
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares repurchased	78,418
Value of shares repurchased	$ 94